Accrued Expenses and Other Liabilities - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Research and development activities	$ 3,779	$ 3,692
Compensation and benefits	1,093	376
Professional fees	410	129
Other	907	125
Total accrued expenses and other liabilities	$ 6,189	$ 4,322